UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2018

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Mid Cap Value Fund
(formerly Great-West Goldman Sachs Mid Cap Value Fund)
(Institutional Class, Investor Class and Class L)
Annual Report
December 31, 2018
On June 5, 2018 the Securities and Exchange Commission adopted new rule 30e-3 under the Investment Company Act of 1940. Subject to conditions, new rule 30e-3 will provide certain registered investment companies with an optional method to satisfy their obligations to transmit shareholder reports by making such reports and other materials accessible at a website address specified in a notice to investors.
Beginning on January 1, 2021, as permitted by regulations by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact (866) 345-5954 or make elections online at www.fundreports.com to let the Fund know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion
The S&P 500® Index fell sharply in December, ending the year in negative territory.
In the first quarter, U.S. equities rose in January, driven by strong economic data. However, equities saw a reversal in March as escalating trade tensions continued to weigh on investor sentiment.
U.S. equities rose in the second quarter, driven by an upturn in economic activity and unemployment reaching a 48-year low, per the Bureau of Labor Statistics. However, equities decreased in the latter part of the quarter, due to trade tensions and uncertainty around the summit between the U.S. and North Korea. Markets rose strongly in third quarter after an ease in trade tensions between the U.S. and the European Union. However, the fourth quarter saw a negative reversal, as stocks plummeted on concerns over third quarter earnings and an increase in the U.S. Treasury yield. Moreover, concerns of global economic slowdown impacted markets negatively.
For the twelve month period ended December 31, 2018, the Great-West Mid Cap Value Fund returned -12.00%, outperforming its benchmark, the Russell Mid Cap Value Index, which returned -12.29%. Among investment themes, momentum contributed most positively to relative returns followed by quality, profitability, management and sentiment. Conversely, valuation was the sole significant detractor from relative returns. Among sectors, holdings in the healthcare sector contributed most positively to relative returns. Within healthcare, an overweight position in the biotechnology industry was the largest positive contributor. Conversely, holdings in the materials sector detracted the most from relative returns. Within materials, an overweight position in the Containers & Packaging industry was the largest detractor. On an individual stock level, our overweight position in OGE Energy Corp contributed most positively to relative returns. Meanwhile, our overweight position in Thor Industries Inc. detracted the most from relative returns.
We made numerous enhancements to our models in 2018. We would like to share some examples below:
We introduced two new signals within the sentiment theme in the U.S. region that use options data to gauge sentiment around companies. The first signal looks at high conviction option purchases to assess how strongly market participants feel about the prospects of a particular stock. The second signal aims to infer the positive or negative sentiment around a stock by looking at put and call options purchased for the particular company. We also introduced a new signal within our momentum theme that help us create economic links between different companies, potentially giving us insights into price movements of related companies. The signal, introduced in the U.S., E.U., Japan and emerging markets regions, uses natural language processing to read through various sections in the patent document to form linkages.
Additionally, we introduced a new signal within our management theme that helps us identify companies with potential risk concerns. The signal, introduced in the U.S. region, analyzes the mandatory risk considerations in companies’ regulatory filings.
Within our high-quality business models pillar, we added a signal in the U.S. investment region, which uses novel data to help us understand consumer retail trends. We believe this signal will complement our existing suite of alternative data metrics to help us better understand retailers’ earnings growth. Also within the U.S. investment region we added a number of signals that utilize natural language processing and regulatory filings to help us better understand the regulatory and business risks faced by companies. Within our sentiment pillar, we enhanced our existing signals which use machine learning to help understand sell-side analyst sentiment. With a larger corpus of sell-side research reports to analyze, we have introduced a new machine learning algorithm to help classify sentiment.
Looking ahead, we continue to believe that cheaper stocks should outpace more expensive ones and good momentum stocks should do better than poor momentum stocks. We also prefer names about which fundamental research analysts are becoming more positive and companies that are profitable, have sustainable earnings and use their capital to enhance shareholder value. As such, we anticipate remaining fully invested and expect that the value we may add over time will be due to stock selection, as opposed to size allocations.
The views and opinions in this report were current as of December 31, 2018 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000 (unaudited)
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Note: Performance for the Class L and Institutional Class shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2018 (unaudited)
	One Year	Five Year	Ten Year / Since Inception(a)(b)
Institutional Class	-12.00%	N/A	4.74%
Investor Class	-12.30%	6.58%	12.99%
Class L	N/A	N/A	-14.95%
(a) Class L inception date was September 10, 2018.
(b) Institutional Class inception date was May 1, 2015.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Sector as of December 31, 2018 (unaudited)
Sector	Percentage of Fund Investments
Financial	34.22%
Consumer, Non-cyclical	13.17
Consumer, Cyclical	12.13
Industrial	11.49
Utilities	10.03
Energy	6.64
Communications	4.59
Basic Materials	4.50
Technology	2.92
Short Term Investments	0.31
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2018 to December 31, 2018).

Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(06/30/18)	(12/31/18)	(06/30/18–12/31/18)
Institutional Class
Actual	$1,000.00	$ 879.70	$3.81 *
Hypothetical (5% return before expenses)	$1,000.00	$1,021.30	$4.08 *
Investor Class
Actual	$1,000.00	$ 877.20	$5.47 *
Hypothetical (5% return before expenses)	$1,000.00	$1,019.50	$5.85 *
Class L
Actual	$1,000.00	$ 850.50	$3.87 **
Hypothetical (5% return before expenses)	$1,000.00	$1,018.50	$6.87 **
* Expenses are equal to the Fund's annualized expense ratio of 0.80% for the Institutional Class shares and 1.15% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 185/365 days to reflect the one-half year period.
** Expenses are equal to the Fund's annualized expense ratio of 1.35% for the Class L shares, multiplied by the average account value over the period, multiplied by 113/365 days to reflect the share class's inception date of September 10, 2018 through December 31, 2018.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.39%
17,734	Alcoa Corp(a)	$ 471,370
100,186	Axalta Coating Systems Ltd(a)	2,346,356
128,649	CF Industries Holdings Inc	5,597,518
328,265	Freeport-McMoRan Inc	3,384,412
100,157	Huntsman Corp	1,932,029
148,542	International Paper Co	5,995,155
65,349	Mosaic Co	1,908,844
75,024	Nucor Corp	3,886,993
47,166	Steel Dynamics Inc	1,416,867
		26,939,544
Communications — 4.47%
146,688	CommScope Holding Co Inc(a)	2,404,216
64,582	EchoStar Corp Class A(a)	2,371,451
17,800	FireEye Inc(a)	288,538
101,976	Juniper Networks Inc	2,744,174
480,146	News Corp Class A	5,449,657
24,506	Omnicom Group Inc	1,794,820
23,991	Palo Alto Networks Inc(a)	4,518,705
93,407	Telephone & Data Systems Inc	3,039,464
188,769	Viacom Inc Class B	4,851,363
		27,462,388
Consumer, Cyclical — 11.83%
2,780	Advance Auto Parts Inc	437,739
37,451	Alaska Air Group Inc	2,278,893
145,177	American Airlines Group Inc	4,661,634
9,231	Aramark	267,422
5,788	AutoZone Inc(a)	4,852,312
75,142	Best Buy Co Inc	3,979,520
6,267	Chipotle Mexican Grill Inc(a)	2,706,028
122,127	Cinemark Holdings Inc	4,372,147
23,937	Copa Holdings SA Class A	1,884,081
43,019	Darden Restaurants Inc	4,295,877
1,256	Delta Air Lines Inc	62,674
10,043	Dick's Sporting Goods Inc(b)	313,342
32,545	Dolby Laboratories Inc Class A	2,012,583
37,062	Dollar Tree Inc(a)	3,347,440
74,943	DR Horton Inc	2,597,524
142,002	Goodyear Tire & Rubber Co	2,898,261
191,354	JetBlue Airways Corp(a)	3,073,145
12,445	Madison Square Garden Co Class A(a)	3,331,527
49,737	Michaels Cos Inc(a)	673,439
165,744	PulteGroup Inc	4,307,687
9,107	Southwest Airlines Co	423,293
17,292	Tapestry Inc	583,605
68,510	Thor Industries Inc(b)	3,562,520
90,199	United Continental Holdings Inc(a)	7,552,362
85,203	WESCO International Inc(a)	4,089,744
12,005	Whirlpool Corp	1,282,974
Shares		Fair Value
Consumer, Cyclical — (continued)
83,521	Yum China Holdings Inc	$ 2,800,459
		72,648,232
Consumer, Non-Cyclical — 12.84%
19,513	AbbVie Inc	1,798,903
5,351	ABIOMED Inc(a)	1,739,289
2,710	Alexion Pharmaceuticals Inc(a)	263,846
11,517	Allergan PLC	1,539,362
10,074	Amgen Inc	1,961,106
1,948	Biogen Inc(a)	586,192
4,111	Bright Horizons Family Solutions Inc(a)	458,171
181,364	Conagra Brands Inc	3,873,935
39,129	Gilead Sciences Inc	2,447,519
1,728	Graham Holdings Co Class B	1,106,922
65,198	H&R Block Inc	1,654,073
36,618	HCA Healthcare Inc	4,557,110
49,945	Hill-Rom Holdings Inc	4,422,630
20,529	IDEXX Laboratories Inc(a)	3,818,805
5,948	Incyte Corp(a)	378,233
59,116	Ingredion Inc	5,403,202
46,461	Kroger Co	1,277,678
8,358	Lamb Weston Holdings Inc	614,815
66,513	ManpowerGroup Inc	4,310,042
8,789	Molina Healthcare Inc(a)	1,021,458
251,254	Mylan NV(a)	6,884,360
27,680	PayPal Holdings Inc(a)	2,327,611
8,320	Quanta Services Inc	250,432
3,279	Regeneron Pharmaceuticals Inc(a)	1,224,707
120,976	Tyson Foods Inc Class A	6,460,118
25,186	Universal Health Services Inc Class B	2,935,680
98,888	US Foods Holding Corp(a)	3,128,816
27,224	Vertex Pharmaceuticals Inc(a)	4,511,289
42,233	Zimmer Biomet Holdings Inc	4,380,407
41,299	Zoetis Inc	3,532,716
		78,869,427
Energy — 6.47%
26,728	Cheniere Energy Inc(a)	1,582,030
2,568	Cimarex Energy Co	158,317
276,763	CNX Resources Corp(a)	3,160,633
70,467	ConocoPhillips	4,393,617
29,035	Continental Resources Inc(a)	1,166,917
176,965	Devon Energy Corp	3,988,791
71,727	EQT Corp	1,354,923
41,945	Helmerich & Payne Inc	2,010,843
97,594	HollyFrontier Corp	4,989,005
15,527	Marathon Oil Corp	222,657
11,890	Marathon Petroleum Corp	701,629
8,258	Parsley Energy Inc Class A(a)	131,963
106,784	PBF Energy Inc Class A	3,488,633
46,058	Phillips 66	3,967,897
36,801	Range Resources Corp	352,186
12,154	Targa Resources Corp	437,787
145,006	TechnipFMC PLC	2,839,218

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Energy — (continued)
31,872	Valero Energy Corp	$ 2,389,444
49,882	Whiting Petroleum Corp(a)(b)	1,131,823
57,304	Williams Cos Inc	1,263,553
		39,731,866
Financial — 33.36%
36,398	Alexandria Real Estate Equities Inc REIT	4,194,506
218,000	Ally Financial Inc	4,939,880
36,031	American Financial Group Inc	3,261,886
252,520	American Homes 4 Rent REIT Class A	5,012,522
120,082	Apartment Investment & Management Co REIT Class A	5,269,198
165,280	Apple Hospitality Inc REIT	2,356,893
213,208	Arch Capital Group Ltd(a)	5,696,918
117,724	Assured Guaranty Ltd	4,506,475
67,678	Athene Holding Ltd Class A(a)	2,695,615
119,074	BGC Partners Inc Class A	615,613
271,684	Brandywine Realty Trust REIT	3,496,573
29,936	Brighthouse Financial Inc(a)	912,449
229,521	Brixmor Property Group Inc REIT	3,371,663
144,479	Brookfield Property Inc REIT Class A	2,326,112
64,637	Camden Property Trust REIT	5,691,288
188,848	Citizens Financial Group Inc	5,614,451
67,685	Columbia Property Trust Inc REIT	1,309,705
94,953	Comerica Inc	6,522,322
2,024	Cullen/Frost Bankers Inc	177,991
101,846	Douglas Emmett Inc REIT	3,476,004
227,203	Duke Realty Corp REIT	5,884,558
86,221	E*TRADE Financial Corp	3,783,377
65,891	East West Bancorp Inc	2,868,235
312,790	Empire State Realty Trust Inc REIT Class A	4,451,002
8,904	EPR Properties REIT	570,123
22,456	Equity Residential REIT	1,482,321
113,501	First American Financial Corp	5,066,685
5,604	First Citizens BancShares Inc	2,112,988
128,903	First Hawaiian Inc	2,901,607
54,521	FNB Corp	536,487
83,706	Healthcare Trust of America Inc REIT Class A	2,118,599
170,913	Hospitality Properties Trust REIT	4,081,402
372,797	Host Hotels & Resorts Inc REIT	6,214,526
7,165	Kilroy Realty Corp REIT(b)	450,535
337,895	Kimco Realty Corp REIT	4,950,162
63,838	Lamar Advertising Co REIT Class A	4,416,313
9,763	Macerich Co REIT	422,543
84,796	Medical Properties Trust Inc REIT	1,363,524
66,613	Old Republic International Corp	1,370,229
Shares		Fair Value
Financial — (continued)
110,587	PacWest Bancorp	$ 3,680,335
322,352	Paramount Group Inc REIT	4,048,741
92,962	Popular Inc	4,389,666
73,996	Progressive Corp	4,464,179
18,989	Reinsurance Group of America Inc	2,662,827
403,904	Retail Properties of America Inc REIT Class A	4,382,358
99,337	Senior Housing Properties Trust REIT	1,164,230
134,646	Spirit Realty Capital Inc REIT	4,746,271
45,088	Sun Communities Inc REIT	4,585,900
11,973	SunTrust Banks Inc	603,918
26,704	SVB Financial Group(a)	5,071,624
193,664	Synchrony Financial	4,543,357
73,783	Synovus Financial Corp	2,360,318
20,431	TCF Financial Corp	398,200
57,831	Torchmark Corp	4,310,144
49,691	Two Harbors Investment Corp REIT	638,032
22,266	Umpqua Holdings Corp	354,029
193,821	Unum Group	5,694,461
149,666	VEREIT Inc REIT	1,070,112
134,655	Voya Financial Inc	5,405,052
90,171	Western Alliance Bancorp(a)	3,560,853
4,958	White Mountains Insurance Group Ltd	4,252,427
1,160	WR Berkley Corp	85,736
145,314	Zions Bancorp NA	5,920,092
		204,886,142
Industrial — 11.20%
165,613	AECOM (a)	4,388,744
30,164	AGCO Corp	1,679,230
101,618	Agilent Technologies Inc	6,855,150
9,022	Arrow Electronics Inc(a)	622,067
108,461	Berry Global Group Inc(a)	5,155,151
14,434	Boeing Co	4,654,965
27,189	Cummins Inc	3,633,538
43,460	Fluor Corp	1,399,412
34,664	Gardner Denver Holdings Inc(a)	708,879
49,129	Ingersoll-Rand PLC	4,482,039
87,244	Keysight Technologies Inc(a)	5,416,108
3,899	Lennox International Inc	853,335
55,676	National Instruments Corp	2,526,577
22,320	nVent Electric PLC	501,307
71,654	Owens-Illinois Inc(a)	1,235,315
44,755	Parker-Hannifin Corp	6,674,761
73,736	Republic Services Inc	5,315,628
36,734	Sealed Air Corp	1,279,813
11,769	Teledyne Technologies Inc(a)	2,437,007
64,388	Textron Inc	2,961,204
159,317	Westrock Co	6,015,810
		68,796,040
Technology — 2.85%
5,271	Apple Inc	831,447

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of December 31, 2018
Shares		Fair Value
Technology — (continued)
88,038	Applied Materials Inc	$ 2,882,364
9,301	Citrix Systems Inc	952,980
20,347	Conduent Inc(a)	216,289
39,381	Fidelity National Information Services Inc	4,038,522
41,735	Fortinet Inc(a)	2,939,396
5,267	Intuit Inc	1,036,809
17,167	NXP Semiconductors NV	1,257,998
45,191	Teradata Corp(a)	1,733,527
40,602	Western Digital Corp	1,501,056
609	Zebra Technologies Corp Class A(a)	96,971
		17,487,359
Utilities — 9.77%
64,552	AES Corp	933,422
104,752	Ameren Corp	6,832,973
15,661	American Electric Power Co Inc	1,170,503
240,002	CenterPoint Energy Inc	6,775,256
134,360	CMS Energy Corp	6,670,974
25,928	Consolidated Edison Inc	1,982,455
69,047	DTE Energy Co	7,615,884
134,657	NRG Energy Inc	5,332,417
112,640	OGE Energy Corp	4,414,362
84,248	PG&E Corp(a)	2,000,890
242,805	PPL Corp	6,878,666
101,854	UGI Corp	5,433,911
44,422	Vistra Energy Corp(a)	1,016,820
33,932	WEC Energy Group Inc	2,350,130
12,515	Xcel Energy Inc	616,614
		60,025,277
TOTAL COMMON STOCK — 97.18% (Cost $663,702,856)		$596,846,275
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.31%
$447,428	Undivided interest of 0.81% in a repurchase agreement (principal amount/value $55,684,707 with a maturity value of $55,694,050) with RBC Capital Markets Corp, 3.02%, dated 12/31/18 to be repurchased at $447,428 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 7.00%, 10/1/25 - 10/20/48, with a value of $56,798,401.(c)	447,428
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$447,428	Undivided interest of 0.93% in a repurchase agreement (principal amount/value $48,041,561 with a maturity value of $48,049,301) with Bank of Montreal, 2.90%, dated 12/31/18 to be repurchased at $447,428 on 1/2/19 collateralized by various U.S. Government Agency securities, 3.00% - 4.00%, 4/20/46 - 11/1/48, with a value of $49,002,392.(c)	$ 447,428
447,428	Undivided interest of 1.24% in a repurchase agreement (principal amount/value $36,206,342 with a maturity value of $36,212,376) with Merrill Lynch, Pierce, Fenner & Smith, 3.00%, dated 12/31/18 to be repurchased at $447,428 on 1/2/19 collateralized by various U.S. Government Agency securities, 2.73% - 5.50%, 1/1/34 - 1/1/49, with a value of $36,930,469.(c)	447,428
447,428	Undivided interest of 1.33% in a repurchase agreement (principal amount/value $33,818,901 with a maturity value of $33,824,537) with TD Securities (USA) Inc, 3.00%, dated 12/31/18 to be repurchased at $447,428 on 1/2/19 collateralized by Federal National Mortgage Association securities, 3.50% - 4.50%, 6/1/47 - 8/1/48, with a value of $34,495,279.(c)	447,428

See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Schedule of Investments
As of December 31, 2018
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 93,805	Undivided interest of 15.17% in a repurchase agreement (principal amount/value $619,897 with a maturity value of $620,000) with Citigroup Global Markets Inc, 3.00%, dated 12/31/18 to be repurchased at $93,805 on 1/2/19 collateralized by U.S. Treasury securities, 0.00% - 3.13%, 1/31/19 - 9/9/49, with a value of $632,295.(c)	$ 93,805
SHORT TERM INVESTMENTS — 0.31% (Cost $1,883,517)		$ 1,883,517
TOTAL INVESTMENTS — 97.49% (Cost $665,586,373)		$598,729,792
OTHER ASSETS & LIABILITIES, NET — 2.51%		$ 15,433,478
TOTAL NET ASSETS — 100.00%		$614,163,270
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at December 31, 2018.
(c)	Collateral received for securities on loan.
REIT	Real Estate Investment Trust
At December 31, 2018, the Fund held the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Fair Value and Net Unrealized Depreciation
S&P Mid 400® Emini Long Futures	62	10,305,640	March 2019	$(454,135)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2018
Great-West Mid Cap Value Fund (formerly Great-West Goldman Sachs Mid Cap Value Fund)
ASSETS:
Investments in securities, fair value (including $1,839,375 of securities on loan)(a)	$596,846,275
Repurchase agreements, fair value(b)	1,883,517
Cash	17,272,110
Cash pledged on futures contracts	508,512
Dividends receivable	1,161,091
Subscriptions receivable	796,907
Variation margin on futures contracts	101,060
Total Assets	618,569,472
LIABILITIES:
Payable for director fees	4,280
Payable for distribution fees	13,178
Payable for other accrued fees	48,063
Payable for shareholder services fees	35,651
Payable to investment adviser	423,011
Payable upon return of securities loaned	1,883,517
Redemptions payable	1,998,502
Total Liabilities	4,406,202
NET ASSETS	$614,163,270
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$7,720,986
Paid-in capital in excess of par	679,607,029
Total distributable earnings	(73,164,745)
NET ASSETS	$614,163,270
NET ASSETS BY CLASS
Investor Class	$54,323,248
Class L	$67,947,891
Institutional Class	$491,892,131
CAPITAL STOCK:
Authorized
Investor Class	20,000,000
Class L	34,000,000
Institutional Class	150,000,000
Issued and Outstanding
Investor Class	5,190,965
Class L	8,785,656
Institutional Class	63,233,237
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$10.46
Class L	$7.73
Institutional Class	$7.78
(a) Cost of investments	$663,702,856
(b) Cost of repurchase agreements	$1,883,517
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2018
Great-West Mid Cap Value Fund (formerly Great-West Goldman Sachs Mid Cap Value Fund)
INVESTMENT INCOME:
Interest	$76,665
Income from securities lending	20,837
Dividends	12,607,007
Foreign withholding tax	(128)
Total Income	12,704,381
EXPENSES:
Management fees	4,702,512
Shareholder services fees – Investor Class	190,097
Shareholder services fees – Class L	38,567
Audit and tax fees	28,642
Custodian fees	30,000
Director's fees	18,081
Distribution fees – Class L	27,520
Legal fees	2,761
Pricing fees	329
Registration fees	56,553
Shareholder report fees	1,527
Transfer agent fees	8,852
Other fees	1,017
Total Expenses	5,106,458
Less amount waived by investment adviser	96,020
Less amount waived by distributor - Class L	8
Net Expenses	5,010,430
NET INVESTMENT INCOME	7,693,951
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments	43,073,623
Net realized loss on futures contracts	(1,287,618)
Net Realized Gain	41,786,005
Net change in unrealized depreciation on investments	(125,643,587)
Net change in unrealized depreciation on futures contracts	(454,135)
Net Change in Unrealized Depreciation	(126,097,722)
Net Realized and Unrealized Loss	(84,311,717)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(76,617,766)
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
Great-West Mid Cap Value Fund (formerly Great-West Goldman Sachs Mid Cap Value Fund)	2018	2017
OPERATIONS:
Net investment income	$7,693,951	$6,265,838
Net realized gain	41,786,005	85,223,721
Net change in unrealized appreciation (depreciation)	(126,097,722)	4,670,636
Net Increase (Decrease) in Net Assets Resulting from Operations	(76,617,766)	96,160,195
DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital
Investor Class	(9,167)	-
Class L	(11,466)	-
Institutional Class	(83,003)	-
From return of capital	(103,636)	0
From net investment income and net realized gains
Investor Class	(4,243,753)	(5,817,216) (a)
Class L(b)	(6,127,066)	-
Institutional Class	(54,948,767)	(88,125,969) (c)
From net investment income and net realized gains	(65,319,586)	(93,943,185)
Total Distributions	(65,423,222)	(93,943,185)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	41,028,225	16,261,922
Class L(b)	77,386,365	-
Institutional Class	153,484,234	97,463,795
Shares issued in reinvestment of distributions
Investor Class	4,252,920	5,817,216
Class L(b)	6,138,532	-
Institutional Class	55,031,770	88,125,969
Shares redeemed
Investor Class	(29,186,841)	(19,300,567)
Class L(b)	(2,556,511)	-
Institutional Class	(176,602,636)	(136,338,149)
Net Increase in Net Assets Resulting from Capital Share Transactions	128,976,058	52,030,186
Total Increase (Decrease) in Net Assets	(13,064,930)	54,247,196
NET ASSETS:
Beginning of year	627,228,200	572,981,004
End of year	$614,163,270	$627,228,200
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	3,213,528	1,219,256
Class L(b)	8,269,032	-
Institutional Class	16,013,772	9,345,869
Shares issued in reinvestment of distributions
Investor Class	389,349	449,927
Class L(b)	799,288	-
Institutional Class	6,733,320	8,831,796
Shares redeemed
Investor Class	(2,272,985)	(1,473,876)
Class L(b)	(282,664)	-
Institutional Class	(17,803,049)	(13,037,812)
Net Increase	15,059,591	5,335,160
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2018 and 2017
(a)	For the year ended December 31, 2017, total distributions from the Investor Class consisted of net investment income of $3,886,826 and net realized gains of $1,930,390. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
(b)	Class L inception date was September 10, 2018.
(c)	For the year ended December 31, 2017, total distributions from the Institutional Class consisted of net investment income of $59,560,903 and net realized gains of $28,565,066. The SEC eliminated the requirement to disclose the breakout of distributions from net investment income and realized gain/loss in 2018.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From return of capital	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)
Investor Class
12/31/2018	$12.91	0.13	(1.69)	(1.56)	(0.00) (d)	(0.57)	(0.32)	(0.89)	$10.46	(12.30%)
12/31/2017	$12.49	0.10	1.99	2.09	-	(1.12)	(0.55)	(1.67)	$12.91	16.99%
12/31/2016	$10.68	0.11	2.05	2.16	-	(0.24)	(0.11)	(0.35)	$12.49	20.29%
12/31/2015	$12.08	0.11	(0.58)	(0.47)	(0.01)	(0.55)	(0.37)	(0.93)	$10.68	(4.03%)
12/31/2014	$12.23	0.09	1.90	1.99	-	(1.60)	(0.54)	(2.14)	$12.08	16.10%
Class L
12/31/2018 (e)	$10.00	0.04	(1.54)	(1.50)	(0.00) (d)	(0.50)	(0.27)	(0.77)	$ 7.73	(14.95%) (f)
Institutional Class
12/31/2018	$ 9.91	0.13	(1.29)	(1.16)	(0.00) (d)	(0.65)	(0.32)	(0.97)	$ 7.78	(12.00%)
12/31/2017	$ 9.92	0.11	1.59	1.70	-	(1.16)	(0.55)	(1.71)	$ 9.91	17.45%
12/31/2016	$ 8.61	0.12	1.66	1.78	-	(0.36)	(0.11)	(0.47)	$ 9.92	20.76%
12/31/2015 (g)	$10.00	0.09	(0.58)	(0.49)	(0.01)	(0.55)	(0.34)	(0.90)	$ 8.61	(5.04%) (f)
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(h)
Supplemental Data and Ratios
Investor Class
12/31/2018	$ 54,323	1.20%	1.15%	1.00%	204%
12/31/2017	$ 49,854	1.21%	1.18%	0.74%	208%
12/31/2016	$ 45,791	1.25%	1.25%	0.95%	219%
12/31/2015	$ 59,658	1.25%	1.25%	0.90%	224%
12/31/2014	$559,946	1.25%	1.25%	0.72%	226%
Class L
12/31/2018 (e)	$ 67,948	1.56% (i)	1.35% (i)	1.34% (i)	204%
Institutional Class
12/31/2018	$491,892	0.81%	0.80%	1.32%	204%
12/31/2017	$577,374	0.84%	0.83%	1.09%	208%
12/31/2016	$527,190	0.90%	0.90%	1.30%	219%
12/31/2015 (g)	$485,817	0.90% (i)	0.90% (i)	1.35% (i)	224%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Amount was less than $0.01 per share.
(e)	Class L inception date was September 10, 2018.
(f)	Not annualized for periods less than one full year.
(g)	Institutional Class inception date was May 1, 2015.
(h)	Portfolio turnover is calculated at the Fund level.
(i)	Annualized.
See Notes to Financial Statements.

Annual Report - December 31, 2018

GREAT-WEST FUNDS, INC.
GREAT-WEST MID CAP VALUE FUND (FORMERLY GREAT-WEST GOLDMAN SACHS MID CAP VALUE FUND)
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of sixty-five funds. Interests in the Great-West Mid Cap Value Fund (Formerly Great-West Goldman Sachs Mid Cap Value Fund) (the Fund) are included herein. The investment objective of the Fund is to seek long-term growth of capital. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers three share classes, referred to as Investor Class, Class L and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

Annual Report - December 31, 2018

Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2018, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$ 596,846,275	$ —	$ —	$ 596,846,275
Short Term Investments	—	1,883,517	—	1,883,517
Total Assets	$ 596,846,275	$ 1,883,517	$ 0	$ 598,729,792
Liabilities
Other Financial Investments:
Futures Contracts(a)	$ (454,135)	$ —	$ —	$ (454,135)
Total Liabilities	$ (454,135)	$ 0	$ 0	$ (454,135)
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.

Annual Report - December 31, 2018

Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2018 and 2017 were as follows:
	2018	2017
Ordinary income	$41,376,268	$63,447,729
Long-term capital gain	23,943,318	30,495,456
Return of capital	103,636	-
	$65,423,222	$93,943,185
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments and adjustments for real estate investment trusts.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the Fund has reclassified $103,636 from Paid-in capital to Total distributable earnings for December 31, 2018. Net assets of the Fund were unaffected by the reclassifications.

Annual Report - December 31, 2018

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2018, the components of distributable earnings on a tax basis were as follows:
Undistributed net investment income	$—
Undistributed long-term capital gains	—
Capital loss carryforwards	—
Post-October losses	(2,840,052)
Net unrealized depreciation	(70,324,693)
Tax composition of capital	$(73,164,745)
The Fund has elected to defer to the next fiscal year the following Post-October losses:
Post-October Ordinary Losses	Post-October Capital Losses
$—	$(2,840,052)
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2018 were as follows:
Federal tax cost of investments	$668,600,350
Gross unrealized appreciation on investments	11,114,664
Gross unrealized depreciation on investments	(81,439,357)
Net unrealized depreciation on investments	$(70,324,693)
Application of Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued ASU No. 2018-13, “Fair-Value Measurement: Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement” (ASU No. 2018-13). ASU No. 2018-13 modifies the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. The update to Topic 820 includes new, eliminated, and modified disclosure requirements. The disclosure changes in ASU 2018-13 are effective for the first interim or annual period beginning after December 15, 2019. Early adoption is permitted for any eliminated or modified disclosures. The Fund has evaluated the impact of ASU No. 2018-13 and has adopted the changes into these financial statements. These changes are reflected in Note 1.
In October 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to U.S. GAAP for investment companies. The Fund adopted disclosure requirement changes for Regulation S-X and these changes are reflected throughout this report. The Fund's adoption of those amendments, effective with the financial statements prepared as of December 31, 2018, had no effect on the Fund's financial position or the results of its operations.
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
The Fund is also exposed to additional risks from investing in derivatives, such as liquidity and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell or close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligations to the Fund. Investing in derivatives may also involve greater risks than investing directly in the underlying assets, such as losses in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Annual Report - December 31, 2018

Futures Contracts
The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.
Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 29 futures contracts for the reporting period.
Valuation of derivative investments as of December 31, 2018 is as follows:
Liability Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized depreciation on futures contracts	$(454,135) (a)
(a)Includes cumulative depreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the year ended December 31, 2018 is as follows:
	Net Realized Gain (Loss)		Net Change in Unrealized Gain (Loss)
Risk Exposure	Statement of Operations Location	Fair Value	Statement of Operations Location	Fair Value
Equity contracts (futures contracts)	Net realized loss on futures contracts	$(1,287,618)	Net change in unrealized depreciation on futures contracts	$(454,135)
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.79% of the Fund’s average daily net assets up to $1 billion dollars, 0.74% of the Fund’s average daily net assets over $1 billion dollars and 0.69% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser has contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.80% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees, distribution fees, and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.

Annual Report - December 31, 2018

The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years, if the Fund's other expenses including such recoupment do not exceed the Expense Limit. At December 31, 2018, the amounts subject to recoupment were as follows:
Expires December 31, 2020	Expires December 31, 2021	Recoupment of Past Reimbursed Fees by the Adviser
$49,265	$96,020	$0
The Adviser and Great-West Funds have entered into a sub-advisory agreement with Goldman Sachs Asset Management, L.P. The Adviser is responsible for compensating the Sub-Adviser for its services.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class and Class L shares of the Fund a fee equal to 0.35% of the average daily net asset value of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all sixty-five funds for which they serve as directors was $990,000 for the year ended December 31, 2018.
4.  PURCHASES AND SALES OF INVESTMENTS
For the year ended December 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $1,244,088,632 and $1,187,349,171, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2018, the Fund had securities on loan valued at $1,839,375 and received collateral as reported on the Statement of Assets and Liabilities of $1,883,517 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. At December 31, 2018, the class of securities loaned consisted entirely of common stock. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2018

7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to December 31, 2018, including the estimates inherent in the process of preparing these financial statements, through the date the financial statements were issued. No subsequent events requiring adjustment or disclosure have occurred.

Annual Report - December 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West Mid Cap Value Fund (formerly known as the Great-West Goldman Sachs Mid Cap Value Fund) (the “Fund”), one of the funds of Great-West Funds, Inc., as of December 31, 2018, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2018, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 22, 2019
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2018, 21% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 75	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	65	N/A
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 75	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	65	N/A
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 64	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	65	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 59	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	65	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 55	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	65	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 56	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	65	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 62	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 44	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A and Great-West Life & Annuity Insurance Company of New York ("GWL&A of NY"); Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 51	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President Investment Accounting and Global Middle Office, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 37	Senior Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Senior Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 51	Assistant Treasurer	Since 2007	Director, Investment Operations, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 43	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, a sub-adviser of the Great-West International Value Fund, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
***** Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, the sub-adviser of the Great-West Mid Cap Value and Great-West Inflation-Protected Securities Funds. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of both Franklin Advisers, Inc., a sub-adviser of the Great-West Global Bond Fund, and Franklin Templeton Institutional, LLC, a sub-adviser of the Great-West International Growth Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West International Growth and Great-West Large Cap Growth Funds. Mr. Hillary receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or officer and any other person(s) pursuant to which s/he was elected as Director or officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $834,600 for fiscal year 2017 and $1,059,880 for fiscal year 2018.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $50,000 for fiscal year 2017 and $60,000 for fiscal year 2018. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2017 and $0 for fiscal year 2018.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2017 equaled $1,480,500 and for fiscal year 2018 equaled $1,167,000.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)   (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to registrant's Form N-CSRs filed on March 1, 2017 (File No. 2-75503).
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 22, 2019
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 22, 2019